Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Current assets
Cash	$ 30,708	$ 43,129
Amounts receivable	2,478	2,679
Prepaid expenses and other	1,269	3,464
Inventories	102,261	82,173
Total current assets	136,716	131,445
Reclamation deposit	250	0
Derivative assets	1,670	963
Property, plant and equipment	841,241	662,658
Total assets	979,877	795,066
Current liabilities
Accounts payable and accrued liabilities	48,295	34,615
Derivative liabilities	653	0
Income taxes payable	574	0
Total current liabilities	49,522	34,615
Secured notes payable	408,144	396,509
Decommissioning and restoration liability	54,922	29,200
Deferred income tax liabilities	3,174	0
Shareholders' equity:
Share capital	629,796	475,624
Share-based payments reserve	6,750	5,549
Deficit	(173,765)	(146,431)
Accumulated other comprehensive income	1,334	0
Total shareholders' equity	464,115	334,742
Total liabilities and shareholders' equity	$ 979,877	$ 795,066